INTEREST IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST IN ASSOCIATES
Schedule of principal associates

				Percentage
		Particulars	Percentage	of equity
	Form of	of issued	of equity	held by the
	business	and paid	held by the	Company’s	Principal	Country of	Principal place
Name of company	structure	up capital	Company	subsidiaries	activities	incorporation	of business
			%	%
China Oil & Gas Pipeline Network Corporation (“PipeChina”) (i)	Incorporated	Registered capital RMB 500,000 million	9.42	4.58	Operation of oil and natural gas pipeline and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited (“Sinopec Finance”)	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
Sinopec Capital Co.,Ltd. (“Sinopec Capital”)	Incorporated	Registered capital RMB 10,000 million	49.00	—	Project and equity investment, investment management, investment consulting, self-owned equity management	PRC	PRC
Zhongtian Synergetic Energy Company Limited (“Zhongtian Synergetic Energy”)	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. (“CIR”)	Incorporated	Registered capital USD 10,002	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

(i)	The Group has a member in the Board of Directors of PipeChina. According to the structure and the resolution mechanism of the Board of Directors, the Group can exercise significant influence on PipeChina.

Schedule of reconciliation of summarized financial information of associate accounted for using equity method to carrying amount of interest in associate

							Zhongtian
	PipeChina		Sinopec Finance		Sinopec Capital		Synergetic Energy		CIR
	December 31,		December 31,		December 31,		December 31,		December 31,
	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	86,335	104,889	194,458	212,850	13,140	14,444	3,532	3,212	576	885
Non-current assets	768,161	816,301	55,086	57,394	102	249	51,331	51,035	870	1,106
Current liabilities	(136,150)	(132,266)	(217,987)	(236,840)	(28)	(101)	(8,577)	(3,811)	(822)	(714)
Non-current liabilities	(103,243)	(199,675)	(602)	(673)	(676)	(990)	(22,216)	(23,435)	(144)	(138)
Net assets	615,103	589,249	30,955	32,731	12,538	13,602	24,070	27,001	480	1,139
Net assets attributable to owners of the Company	526,241	525,235	30,955	32,731	12,538	13,602	24,070	27,001	480	1,139
Net assets attributable to non-controlling interests	88,862	64,014	—	—	—	—	—	—	—	—
Share of net assets from associates	73,674	73,533	15,168	16,038	6,144	6,665	9,327	10,463	240	570
Carrying Amounts	73,674	73,533	15,168	16,038	6,144	6,665	9,327	10,463	240	570

Schedule of summarized statement of comprehensive income

Year ended	PipeChina(ii)			Sinopec Finance			Sinopec Capital			Zhongtian Synergetic Energy			CIR
December 31	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	22,766	101,572	112,832	4,742	5,177	5,636	2	2	5	11,707	16,959	17,551	1,252	1,826	2,090
Net income for the year	6,444	29,776	31,908	2,027	2,168	2,338	1,278	990	1,281	551	4,184	4,562	181	461	574
Other comprehensive income	—	2	—	(372)	26	89	—	—	(68)	—	—	—	(308)	3	85
Total comprehensive income	6,444	29,778	31,908	1,655	2,194	2,427	1,278	990	1,213	551	4,184	4,562	(127)	464	659
Dividends declared by associates	—	442	2,019	—	490	319	—	—	73	284	86	632	2,517	1,152	-
Share of net income from associates	709	3,205	3,670	993	1,062	1,145	626	485	627	214	1,621	1,768	91	231	287
Share of other comprehensive income from associates (iii)	—	—	—	(182)	13	44	—	—	(33)	—	—	—	(154)	2	43

(ii)	The summarized statement of comprehensive income for the year 2020 presents the operating results from the date when the Group can exercise significant influence on PipeChina to December 31, 2020.
(iii)	Including foreign currency translation differences.